Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41465
Entity Registrant Name	SEMANTIX, INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Avenida Eusébio Matoso, 1375, 10º andar
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05423-2656
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001896049
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1351
Ordinary shares
Document Information [Line Items]
Title of 12(g) Security	Ordinary shares
Trading Symbol	STIX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	80,380,061
Warrants
Document Information [Line Items]
Title of 12(g) Security	Warrants
Trading Symbol	STIXW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	18,499,984
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Avenida Eusébio Matoso, 1375, 10º andar
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05423-2656
Contact Personnel Name	Adriano Alcalde
City Area Code	11
Local Phone Number	5082-2656
Contact Personnel Email Address	adriano.alcalde@semantix.ai